Inventories (Schedule Of Changes In Allowance For Obsolescence) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in Allowance for Obsolesence, Inventories [Roll Forward]
Balance at beginning of year	€ (65,287)	€ (58,989)
Deconsolidation ASMPT	39,146	0
Charged to cost of sales	(8,648)	(10,858)
Utilization	6,464	3,569
Foreign currency translation effect	2,698	991
Balance at end of year	€ (25,627)	€ (65,287)